Income Tax (Details) - Schedule of Other Comprehensive Income or Equity - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Comprehensive Income or Equity [Abstract]
Accounting profit before tax	$ 800,653	$ (1,112,790)
Less: Net profit/(loss) of the Lytus BVI and non-taxable loss/(profit) of GHSI	114,296	(3,134,953)
Net Accounting profit	686,357	2,022,163
At Indian statutory income tax rate of 25.17%	224,878	508,979
Accelerated tax depreciation	(131,667)	(139,328)
Others mainly timing differences	19,728	8,038
Exchange differences	6,299	(9,718)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$ 119,238	$ 387,407